UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2009

Check here if Amendment |_|; Amendment Number: ___
   This Amendment (Check only one): |_| is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Street
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       08 February 2010
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  US$1.155 billion

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
ALUMINUM CORP OF CHINA-ADR	ADR		022276109	1,049	38,500		N/A	Y	N	Y
AMERICA MOVIL-ADR SERIES L	ADR		02364W105	176,294	3,752,531	N/A	Y	N	Y
ANGLOGOLD ASHANTI-SPON ADR	ADR		035128206	5,223	130,000		N/A	Y	N	Y
BANCO BRADESCO-ADR		ADR		059460303	140,652	6,431,260	N/A	Y	N	Y
BANK OF AMERICA CORP		Common Stock	060505104	43,810	2,909,000	N/A	Y	N	Y
CEMEX SAB-SPONS ADR PART CER	ADR		151290889	23,733	2,007,855	N/A	Y	N	Y
CHINA LIFE INSURANCE CO-ADR	ADR		16939P106	5,817	79,300		N/A	Y	N	Y
CHINA MOBILE LTD-SPON ADR	ADR		16941M109	3,111	67,000		N/A	Y	N	Y
CHINA PETROLEUM & CHEM-ADR	ADR		16941R108	2,831	32,150		N/A	Y	N	Y
CITIGROUP INC			Common Stock	172967101	39,058	11,800,000	N/A	Y	N	Y
CNOOC LTD-ADR			ADR		126132109	917	5,900		N/A	Y	N	Y
COMPANHIA DE BEBIDAS-PRF ADR	ADR		20441W203	36,765	363,681		N/A	Y	N	Y
CIA SIDERURGICA NACL-SP ADR	ADR		20440W105	19,126	599,000		N/A	Y	N	Y
CIA DE MINAS BUENAVENTUR-ADR	ADR		204448104	20,552	614,042		N/A	Y	N	Y
DESARROLLADORA HOMEX-ADR	ADR		25030W100	2,348	69,830		N/A	Y	N	Y
ENERSIS S.A. -SPONS ADR		ADR		29274F104	26,769	1,171,000	N/A	Y	N	Y
FOMENTO ECONOMICO MEX-SP ADR	ADR		344419106	11,171	233,314		N/A	Y	N	Y
FREEPORT-MCMORAN COPPER		Common Stock	35671D857	66,641	830,000		N/A	Y	N	Y
GERDAU SA -SPON ADR		ADR		373737105	19,755	1,160,000	N/A	Y	N	Y
GRUPO TELEVISA SA-SPONS ADR	ADR		40049J206	27,542	1,326,708	N/A	Y	N	Y
HUANENG POWER INTL-SPONS ADR	ADR		443304100	1,487	66,400		N/A	Y	N	Y
ICICI BANK LTD-SPON ADR		ADR		45104G104	777	20,600		N/A	Y	N	Y
INFOSYS TECHNOLOGIES-SP ADR	ADR		456788108	3,841	69,500		N/A	Y	N	Y
JPMORGAN CHASE & CO		Common Stock	46625H100	15,089	362,117		N/A	Y	N	Y
MECHEL-SPONSORED ADR		ADR		583840103	3,011	160,000		N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	17,938	366,900		N/A	Y	N	Y
VIMPELCOM-SP ADR		ADR		68370R109	47,233	2,540,769	N/A	Y	N	Y
PETROLEO BRASILEIRO-SPON ADR	ADR		71654V101	27,028	637,600		N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	272,709	5,719,574	N/A	Y	N	Y
POSCO-ADR			ADR		693483109	3,972	30,300		N/A	Y	N	Y
STERLITE INDUSTRIES INDI-ADR	ADR		859737207	4,794	263,100		N/A	Y	N	Y
TELE NORTE LESTE PART-ADR	ADR		879246106	12,869	600,791		N/A	Y	N	Y
TEVA PHARMACEUTICAL-SP ADR	ADR		881624209	49,326	878,000		N/A	Y	N	Y
WALTER ENERGY INC		Common Stock	93317Q105	497	6,600		N/A	Y	N	Y
BANCO SANTANDER-CHILE-ADR	ADR		05965X109	7,702	118,900		N/A	Y	N	Y
PETROCHINA CO LTD SPONSORED ADR	ADR		71646E100	13,680	115,000		N/A	Y	N	Y